Shareholder Report, Holdings (Details)	May 31, 2026
Fidelity Series Growth Company Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	16.10%
Fidelity Series Growth Company Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Fidelity Series Growth Company Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Fidelity Series Growth Company Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Fidelity Series Growth Company Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity Series Growth Company Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Series Growth Company Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Series Growth Company Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Series Growth Company Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Series Growth Company Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Series Growth Company Fund | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Series Growth Company Fund | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	54.10%
Fidelity Series Growth Company Fund | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Fidelity Series Growth Company Fund | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Series Growth Company Fund | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Fidelity Series Growth Company Fund | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Series Growth Company Fund | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Fidelity Series Growth Company Fund | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Series Growth Company Fund | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Fidelity Series Growth Company Fund | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Series Growth Company Fund | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Series Growth Company Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	96.30%
Fidelity Series Growth Company Fund | Japan
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Series Growth Company Fund | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Series Growth Company Fund | Finland
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Series Growth Company Fund | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Series Growth Company Fund | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Series Growth Company Fund | China
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Series Growth Company Fund | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Series Growth Company Fund | India
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Series Growth Company Fund | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Series Growth Company Fund | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	96.00%
Fidelity Series Growth Company Fund | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fidelity Series Growth Company Fund | AABondsMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Series Growth Company Fund | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Series Growth Company Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity New Millennium Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Fidelity New Millennium Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Fidelity New Millennium Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Fidelity New Millennium Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Fidelity New Millennium Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity New Millennium Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Fidelity New Millennium Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity New Millennium Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity New Millennium Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity New Millennium Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity New Millennium Fund | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Fidelity New Millennium Fund | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	36.60%
Fidelity New Millennium Fund | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Fidelity New Millennium Fund | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity New Millennium Fund | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	17.60%
Fidelity New Millennium Fund | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity New Millennium Fund | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Fidelity New Millennium Fund | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity New Millennium Fund | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Fidelity New Millennium Fund | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity New Millennium Fund | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity New Millennium Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	93.30%
Fidelity New Millennium Fund | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity New Millennium Fund | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity New Millennium Fund | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity New Millennium Fund | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity New Millennium Fund | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity New Millennium Fund | Italy
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity New Millennium Fund | Chile
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity New Millennium Fund | Israel
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity New Millennium Fund | Spain
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity New Millennium Fund | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.10%
Fidelity New Millennium Fund | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity New Millennium Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Growth Strategies K6 Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Fidelity Growth Strategies K6 Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Growth Strategies K6 Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Growth Strategies K6 Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Growth Strategies K6 Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Growth Strategies K6 Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Growth Strategies K6 Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Growth Strategies K6 Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Growth Strategies K6 Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Growth Strategies K6 Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Growth Strategies K6 Fund | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Growth Strategies K6 Fund | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	17.60%
Fidelity Growth Strategies K6 Fund | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Fidelity Growth Strategies K6 Fund | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Growth Strategies K6 Fund | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	41.60%
Fidelity Growth Strategies K6 Fund | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Growth Strategies K6 Fund | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	15.20%
Fidelity Growth Strategies K6 Fund | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Growth Strategies K6 Fund | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Growth Strategies K6 Fund | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Growth Strategies K6 Fund | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Growth Strategies K6 Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	96.60%
Fidelity Growth Strategies K6 Fund | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Growth Strategies K6 Fund | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Growth Strategies K6 Fund | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Growth Strategies K6 Fund | Israel
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Growth Strategies K6 Fund | Australia
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Growth Strategies K6 Fund | Korea, Republic of
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Growth Strategies K6 Fund | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Growth Strategies K6 Fund | Thailand
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Growth Strategies K6 Fund | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	98.20%
Fidelity Growth Strategies K6 Fund | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Growth Strategies K6 Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Growth Strategies Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Fidelity Growth Strategies Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Growth Strategies Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Growth Strategies Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Growth Strategies Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Growth Strategies Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Growth Strategies Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Growth Strategies Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Growth Strategies Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Growth Strategies Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Growth Strategies Fund | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Growth Strategies Fund | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	17.90%
Fidelity Growth Strategies Fund | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Fidelity Growth Strategies Fund | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Growth Strategies Fund | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	41.70%
Fidelity Growth Strategies Fund | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Growth Strategies Fund | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	15.60%
Fidelity Growth Strategies Fund | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Growth Strategies Fund | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Growth Strategies Fund | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Growth Strategies Fund | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Growth Strategies Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	96.50%
Fidelity Growth Strategies Fund | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Growth Strategies Fund | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Growth Strategies Fund | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Growth Strategies Fund | Israel
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Growth Strategies Fund | Australia
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Growth Strategies Fund | Korea, Republic of
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Growth Strategies Fund | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Growth Strategies Fund | Thailand
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Growth Strategies Fund | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.30%
Fidelity Growth Strategies Fund | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Growth Strategies Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Growth Strategies Fund - Class K | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Fidelity Growth Strategies Fund - Class K | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Growth Strategies Fund - Class K | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Growth Strategies Fund - Class K | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Growth Strategies Fund - Class K | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Growth Strategies Fund - Class K | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Growth Strategies Fund - Class K | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Growth Strategies Fund - Class K | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Growth Strategies Fund - Class K | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Growth Strategies Fund - Class K | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Growth Strategies Fund - Class K | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Growth Strategies Fund - Class K | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	17.90%
Fidelity Growth Strategies Fund - Class K | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Fidelity Growth Strategies Fund - Class K | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Growth Strategies Fund - Class K | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	41.70%
Fidelity Growth Strategies Fund - Class K | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Growth Strategies Fund - Class K | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	15.60%
Fidelity Growth Strategies Fund - Class K | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Growth Strategies Fund - Class K | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Growth Strategies Fund - Class K | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Growth Strategies Fund - Class K | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Growth Strategies Fund - Class K | United States
Holdings [Line Items]
Percent of Net Asset Value	96.50%
Fidelity Growth Strategies Fund - Class K | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Growth Strategies Fund - Class K | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Growth Strategies Fund - Class K | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Growth Strategies Fund - Class K | Israel
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Growth Strategies Fund - Class K | Australia
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Growth Strategies Fund - Class K | Korea, Republic of
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Growth Strategies Fund - Class K | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Growth Strategies Fund - Class K | Thailand
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Growth Strategies Fund - Class K | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.30%
Fidelity Growth Strategies Fund - Class K | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Growth Strategies Fund - Class K | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Growth Company K6 Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	14.90%
Fidelity Growth Company K6 Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Fidelity Growth Company K6 Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Fidelity Growth Company K6 Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Fidelity Growth Company K6 Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity Growth Company K6 Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Growth Company K6 Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Growth Company K6 Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Growth Company K6 Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Growth Company K6 Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Growth Company K6 Fund | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Growth Company K6 Fund | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	53.20%
Fidelity Growth Company K6 Fund | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Fidelity Growth Company K6 Fund | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Growth Company K6 Fund | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Fidelity Growth Company K6 Fund | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Growth Company K6 Fund | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Fidelity Growth Company K6 Fund | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Growth Company K6 Fund | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	13.00%
Fidelity Growth Company K6 Fund | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Growth Company K6 Fund | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Growth Company K6 Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	96.40%
Fidelity Growth Company K6 Fund | Japan
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Growth Company K6 Fund | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Growth Company K6 Fund | Finland
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Growth Company K6 Fund | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Growth Company K6 Fund | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Growth Company K6 Fund | China
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Growth Company K6 Fund | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Growth Company K6 Fund | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Growth Company K6 Fund | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Growth Company K6 Fund | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	96.00%
Fidelity Growth Company K6 Fund | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Growth Company K6 Fund | AABondsMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Growth Company K6 Fund | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Growth Company K6 Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Growth Company Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	15.70%
Fidelity Growth Company Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Fidelity Growth Company Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Fidelity Growth Company Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Fidelity Growth Company Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Fidelity Growth Company Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Growth Company Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Growth Company Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity Growth Company Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Growth Company Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Growth Company Fund | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Growth Company Fund | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	54.10%
Fidelity Growth Company Fund | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Fidelity Growth Company Fund | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Growth Company Fund | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Fidelity Growth Company Fund | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Growth Company Fund | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Fidelity Growth Company Fund | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Growth Company Fund | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Fidelity Growth Company Fund | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Growth Company Fund | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Growth Company Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	96.30%
Fidelity Growth Company Fund | Japan
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Growth Company Fund | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Growth Company Fund | Finland
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Growth Company Fund | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Growth Company Fund | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Growth Company Fund | China
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Growth Company Fund | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Growth Company Fund | India
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Growth Company Fund | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Growth Company Fund | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	96.50%
Fidelity Growth Company Fund | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Growth Company Fund | AABondsMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Growth Company Fund | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Growth Company Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Growth Company Fund - Class K | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	15.70%
Fidelity Growth Company Fund - Class K | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Fidelity Growth Company Fund - Class K | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Fidelity Growth Company Fund - Class K | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Fidelity Growth Company Fund - Class K | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Fidelity Growth Company Fund - Class K | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Growth Company Fund - Class K | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Growth Company Fund - Class K | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity Growth Company Fund - Class K | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Growth Company Fund - Class K | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Growth Company Fund - Class K | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Growth Company Fund - Class K | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	54.10%
Fidelity Growth Company Fund - Class K | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Fidelity Growth Company Fund - Class K | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Growth Company Fund - Class K | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Fidelity Growth Company Fund - Class K | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Growth Company Fund - Class K | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Fidelity Growth Company Fund - Class K | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Growth Company Fund - Class K | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Fidelity Growth Company Fund - Class K | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Growth Company Fund - Class K | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Growth Company Fund - Class K | United States
Holdings [Line Items]
Percent of Net Asset Value	96.30%
Fidelity Growth Company Fund - Class K | Japan
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Growth Company Fund - Class K | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Growth Company Fund - Class K | Finland
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Growth Company Fund - Class K | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Growth Company Fund - Class K | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Growth Company Fund - Class K | China
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Growth Company Fund - Class K | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Growth Company Fund - Class K | India
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Growth Company Fund - Class K | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Growth Company Fund - Class K | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	96.50%
Fidelity Growth Company Fund - Class K | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Growth Company Fund - Class K | AABondsMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Growth Company Fund - Class K | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Growth Company Fund - Class K | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Equity Growth K6 Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	13.70%
Fidelity Equity Growth K6 Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Fidelity Equity Growth K6 Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Fidelity Equity Growth K6 Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Fidelity Equity Growth K6 Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Fidelity Equity Growth K6 Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fidelity Equity Growth K6 Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fidelity Equity Growth K6 Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Equity Growth K6 Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Equity Growth K6 Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Equity Growth K6 Fund | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Equity Growth K6 Fund | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	47.80%
Fidelity Equity Growth K6 Fund | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Fidelity Equity Growth K6 Fund | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Equity Growth K6 Fund | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Fidelity Equity Growth K6 Fund | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity Equity Growth K6 Fund | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Fidelity Equity Growth K6 Fund | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Equity Growth K6 Fund | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Fidelity Equity Growth K6 Fund | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Equity Growth K6 Fund | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Equity Growth K6 Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	88.90%
Fidelity Equity Growth K6 Fund | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Equity Growth K6 Fund | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Equity Growth K6 Fund | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Equity Growth K6 Fund | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Equity Growth K6 Fund | Chile
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Equity Growth K6 Fund | Australia
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Equity Growth K6 Fund | Korea, Republic of
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Equity Growth K6 Fund | Belgium
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Equity Growth K6 Fund | Brazil
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Equity Growth K6 Fund | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	98.00%
Fidelity Equity Growth K6 Fund | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Equity Growth K6 Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Growth Strategies Fund - Class A | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Fidelity Advisor Growth Strategies Fund - Class A | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Advisor Growth Strategies Fund - Class A | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Advisor Growth Strategies Fund - Class A | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor Growth Strategies Fund - Class A | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Growth Strategies Fund - Class A | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor Growth Strategies Fund - Class A | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Growth Strategies Fund - Class A | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Growth Strategies Fund - Class A | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Growth Strategies Fund - Class A | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Growth Strategies Fund - Class A | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Advisor Growth Strategies Fund - Class A | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	17.90%
Fidelity Advisor Growth Strategies Fund - Class A | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Fidelity Advisor Growth Strategies Fund - Class A | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Growth Strategies Fund - Class A | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	41.70%
Fidelity Advisor Growth Strategies Fund - Class A | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Advisor Growth Strategies Fund - Class A | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	15.60%
Fidelity Advisor Growth Strategies Fund - Class A | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Advisor Growth Strategies Fund - Class A | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor Growth Strategies Fund - Class A | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Growth Strategies Fund - Class A | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Advisor Growth Strategies Fund - Class A | United States
Holdings [Line Items]
Percent of Net Asset Value	96.50%
Fidelity Advisor Growth Strategies Fund - Class A | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Growth Strategies Fund - Class A | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Growth Strategies Fund - Class A | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Growth Strategies Fund - Class A | Israel
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Growth Strategies Fund - Class A | Australia
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Growth Strategies Fund - Class A | Korea, Republic of
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Growth Strategies Fund - Class A | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Growth Strategies Fund - Class A | Thailand
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Growth Strategies Fund - Class A | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.30%
Fidelity Advisor Growth Strategies Fund - Class A | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Growth Strategies Fund - Class A | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Growth Strategies Fund - Class M | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Fidelity Advisor Growth Strategies Fund - Class M | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Advisor Growth Strategies Fund - Class M | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Advisor Growth Strategies Fund - Class M | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor Growth Strategies Fund - Class M | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Growth Strategies Fund - Class M | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor Growth Strategies Fund - Class M | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Growth Strategies Fund - Class M | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Growth Strategies Fund - Class M | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Growth Strategies Fund - Class M | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Growth Strategies Fund - Class M | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Advisor Growth Strategies Fund - Class M | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	17.90%
Fidelity Advisor Growth Strategies Fund - Class M | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Fidelity Advisor Growth Strategies Fund - Class M | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Growth Strategies Fund - Class M | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	41.70%
Fidelity Advisor Growth Strategies Fund - Class M | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Advisor Growth Strategies Fund - Class M | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	15.60%
Fidelity Advisor Growth Strategies Fund - Class M | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Advisor Growth Strategies Fund - Class M | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor Growth Strategies Fund - Class M | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Growth Strategies Fund - Class M | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Advisor Growth Strategies Fund - Class M | United States
Holdings [Line Items]
Percent of Net Asset Value	96.50%
Fidelity Advisor Growth Strategies Fund - Class M | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Growth Strategies Fund - Class M | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Growth Strategies Fund - Class M | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Growth Strategies Fund - Class M | Israel
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Growth Strategies Fund - Class M | Australia
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Growth Strategies Fund - Class M | Korea, Republic of
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Growth Strategies Fund - Class M | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Growth Strategies Fund - Class M | Thailand
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Growth Strategies Fund - Class M | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.30%
Fidelity Advisor Growth Strategies Fund - Class M | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Growth Strategies Fund - Class M | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Growth Strategies Fund - Class C | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Fidelity Advisor Growth Strategies Fund - Class C | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Advisor Growth Strategies Fund - Class C | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Advisor Growth Strategies Fund - Class C | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor Growth Strategies Fund - Class C | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Growth Strategies Fund - Class C | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor Growth Strategies Fund - Class C | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Growth Strategies Fund - Class C | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Growth Strategies Fund - Class C | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Growth Strategies Fund - Class C | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Growth Strategies Fund - Class C | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Advisor Growth Strategies Fund - Class C | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	17.90%
Fidelity Advisor Growth Strategies Fund - Class C | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Fidelity Advisor Growth Strategies Fund - Class C | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Growth Strategies Fund - Class C | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	41.70%
Fidelity Advisor Growth Strategies Fund - Class C | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Advisor Growth Strategies Fund - Class C | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	15.60%
Fidelity Advisor Growth Strategies Fund - Class C | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Advisor Growth Strategies Fund - Class C | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor Growth Strategies Fund - Class C | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Growth Strategies Fund - Class C | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Advisor Growth Strategies Fund - Class C | United States
Holdings [Line Items]
Percent of Net Asset Value	96.50%
Fidelity Advisor Growth Strategies Fund - Class C | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Growth Strategies Fund - Class C | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Growth Strategies Fund - Class C | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Growth Strategies Fund - Class C | Israel
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Growth Strategies Fund - Class C | Australia
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Growth Strategies Fund - Class C | Korea, Republic of
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Growth Strategies Fund - Class C | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Growth Strategies Fund - Class C | Thailand
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Growth Strategies Fund - Class C | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.30%
Fidelity Advisor Growth Strategies Fund - Class C | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Growth Strategies Fund - Class C | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Growth Strategies Fund - Class I | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Fidelity Advisor Growth Strategies Fund - Class I | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Advisor Growth Strategies Fund - Class I | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Advisor Growth Strategies Fund - Class I | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor Growth Strategies Fund - Class I | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Growth Strategies Fund - Class I | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor Growth Strategies Fund - Class I | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Growth Strategies Fund - Class I | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Growth Strategies Fund - Class I | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Growth Strategies Fund - Class I | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Growth Strategies Fund - Class I | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Advisor Growth Strategies Fund - Class I | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	17.90%
Fidelity Advisor Growth Strategies Fund - Class I | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Fidelity Advisor Growth Strategies Fund - Class I | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Growth Strategies Fund - Class I | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	41.70%
Fidelity Advisor Growth Strategies Fund - Class I | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Advisor Growth Strategies Fund - Class I | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	15.60%
Fidelity Advisor Growth Strategies Fund - Class I | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Advisor Growth Strategies Fund - Class I | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor Growth Strategies Fund - Class I | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Growth Strategies Fund - Class I | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Advisor Growth Strategies Fund - Class I | United States
Holdings [Line Items]
Percent of Net Asset Value	96.50%
Fidelity Advisor Growth Strategies Fund - Class I | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Growth Strategies Fund - Class I | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Growth Strategies Fund - Class I | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Growth Strategies Fund - Class I | Israel
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Growth Strategies Fund - Class I | Australia
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Growth Strategies Fund - Class I | Korea, Republic of
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Growth Strategies Fund - Class I | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Growth Strategies Fund - Class I | Thailand
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Growth Strategies Fund - Class I | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.30%
Fidelity Advisor Growth Strategies Fund - Class I | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Growth Strategies Fund - Class I | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Growth Strategies Fund - Class Z | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Fidelity Advisor Growth Strategies Fund - Class Z | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Advisor Growth Strategies Fund - Class Z | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Advisor Growth Strategies Fund - Class Z | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor Growth Strategies Fund - Class Z | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Growth Strategies Fund - Class Z | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor Growth Strategies Fund - Class Z | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Growth Strategies Fund - Class Z | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Growth Strategies Fund - Class Z | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Growth Strategies Fund - Class Z | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Growth Strategies Fund - Class Z | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Advisor Growth Strategies Fund - Class Z | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	17.90%
Fidelity Advisor Growth Strategies Fund - Class Z | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Fidelity Advisor Growth Strategies Fund - Class Z | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Growth Strategies Fund - Class Z | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	41.70%
Fidelity Advisor Growth Strategies Fund - Class Z | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Advisor Growth Strategies Fund - Class Z | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	15.60%
Fidelity Advisor Growth Strategies Fund - Class Z | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Advisor Growth Strategies Fund - Class Z | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor Growth Strategies Fund - Class Z | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Growth Strategies Fund - Class Z | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Advisor Growth Strategies Fund - Class Z | United States
Holdings [Line Items]
Percent of Net Asset Value	96.50%
Fidelity Advisor Growth Strategies Fund - Class Z | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Growth Strategies Fund - Class Z | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Growth Strategies Fund - Class Z | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Growth Strategies Fund - Class Z | Israel
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Growth Strategies Fund - Class Z | Australia
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Growth Strategies Fund - Class Z | Korea, Republic of
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Growth Strategies Fund - Class Z | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Growth Strategies Fund - Class Z | Thailand
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Growth Strategies Fund - Class Z | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.30%
Fidelity Advisor Growth Strategies Fund - Class Z | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Growth Strategies Fund - Class Z | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%